As filed with the Securities and Exchange Commission on March 28 , 2023

File Nos. 333-215942 and 811-22398

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549
FORM N-1A
REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 75	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☒
 (Check appropriate box or boxes)

Spinnaker ETF Series
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

Paracorp Incorporated
2140 S. DuPont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

With Copies to:

Terrence O. Davis, Esq. Greenberg Traurig, LLP 3333 Piedmont RD., NE Suite 2500 Atlanta, GA 30305	Tanya Boyle, Esq. Greenberg Traurig, LLP 3333 Piedmont RD., NE Suite 2500 Atlanta, GA 30305	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27802

As soon as practicable after the Effective Date of this Registration Statement
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on April 3 , 2023 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

File Nos. 333-215942 and 811-22398

EXPLANATORY NOTE
This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 3, 2023 as the new effective date for Post-Effective Amendment No. 73 to the Registration Statement filed on January 13, 2023 for the Parabla Innovation ETF.

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 73 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 2 8 th day of   March 2023.

SPINNAKER ETF SERIES

By:	/s/ Tracie A. Coop*
Tracie A. Coop
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas Galloway*	Trustee and Chairman	March 2 8 , 2023
Thomas Galloway

/s/ Jesse Samuel Eberdt, III*	Trustee	March 2 8 , 2023
Jesse Samuel Eberdt, III

/s/ Katherine M. Honey*	President and Principal Executive Officer	March 2 8 , 2023
Katherine M. Honey

/s/Ashley H. Lanham* Ashley H. Lanham	Treasurer, Principal Financial Officer, and Principal Accounting Officer	March 2 8 , 2023

/s/ Tracie A. Coop
*By: Tracie A. Coop
Attorney-in-Fact pursuant to Powers of Attorney, dated December 17, 2019, as filed on January 8, 2020 and the Power-of-Attorney dated September 22, 2020 incorporated by reference to Post-Effective Amendment No. 50 filed on December 16, 2020.